Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Property costs and producing assets	¥ 1,890,903	¥ 1,820,481
Support facilities	465,022	440,722
Construction-in-progress	150,535	149,068
Total capitalized costs	2,506,460	2,410,271
Accumulated depreciation, depletion and amortization	(1,542,037)	(1,429,389)
Net capitalized costs	964,423	980,882
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Net capitalized costs	¥ 20,465	¥ 24,785